Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets [Abstract]
Schedule of prepayment and other current assets
The following is a summary of prepayment and other current assets as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayment for value-added taxes	41,469	47,624
Prepayment for promotion fees	29,189	35,372
Deferred expenses for learning services	19,919	19,880
Prepaid sales commission	6,670	5,934
Prepayment for content fees	13,407	5,848
Loans to third parties and other related parties	22,569	5,032
Prepayment for rental expenses	3,142	3,171
Prepayment for technical support fees	11,226	1,487
Prepayment for share repurchases	1,602	—
Others	26,512	29,983

Total	175,705	154,331